STOCKHOLDERS' EQUITY - Common Stock (Details)		3 Months Ended	7 Months Ended
	Oct. 24, 2020 shares	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2020
Class of Stock [Line Items]
Number of Class A common stock issued upon conversion of each share (in shares)		1
Class A Common stock
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote		1	1
Common stock, shares issued		0	5,137,990
Common stock, shares outstanding		0	5,137,990
Common stock subject to possible redemption, shares			31,981,090
Common stock, shares issued			1,440,480
Common stock, shares outsanding			1,440,480
Class B Common stock
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		8,355,392	8,355,392
Common stock, shares outstanding		8,355,392	8,355,392
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)			20.00%
Class B Common stock | Sponsor
Class of Stock [Line Items]
Common stock, shares outstanding	8,355,393
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)				20.00%
Shares forfeited	269,607